Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment
17. PROPERTY, PLANT AND EQUIPMENT

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2022	978	1,049	434	755	254	3,470
Additions	31	29	—	112	32	204
Reclassification to assets held for sale	(109)	(31)	—	—	—	(140)
Disposals	(25)	(268)	(363)	(126)	(23)	(805)
At 30 June 2022	875	779	71	741	263	2,729
Accumulated depreciation:
At 1 January 2022	334	857	434	160	137	1,922
Charge for the period	10	34	—	41	9	94
Impairment during the period	8	2	—	—	—	10
Reclassification to assets held for sale	(62)	(29)	—	—	—	(91)
Disposals	(16)	(265)	(363)	(51)	(1)	(696)
At 30 June 2022	274	599	71	150	145	1,239
Net book value	601	180	—	591	118	1,490
(1) Property, plant and equipment includes assets under construction of £155m (2021: £106m) and investment properties of £20m (2021: £17m).